Related parties (Details) - BRL (R$) R$ in Thousands		Jan. 21, 2021	Dec. 31, 2021		Dec. 31, 2020
Related parties
Other receivables			R$ 501	[1]	R$ 2,070	[2]
Trade receivables			46,824		22,791
Indemnification asset			160,470		153,714
Other payments			39,271	[3]	135,307	[4]
Loans	[5]				20,884
Suppliers			19,533		20,985
Bonds			315,764		792,343
Acel Administracao de Cursos Educacionais Ltda
Related parties
Other receivables
Trade receivables			6,482		2,899
Indemnification asset
Other payments
Loans
Suppliers			474		36
Bonds
Anhanguera Educacional Participacoes SA.
Related parties
Other receivables
Trade receivables			413		413
Indemnification asset
Other payments
Loans
Suppliers
Bonds
Centro Educacional Leonardo Da Vinci SS
Related parties
Other receivables
Trade receivables					63
Indemnification asset
Other payments
Loans
Suppliers			6
Bonds
Cogna Educacao S.A.
Related parties
Other receivables
Trade receivables
Indemnification asset			160,470		153,714
Other payments			3,021	[3]	1,354	[4]
Loans	[5]				20,884
Suppliers
Bonds			315,764		691,451
Repayment of loan		R$ 20,884
Colegio Ambiental Ltda
Related parties
Other receivables
Trade receivables			805		315
Indemnification asset
Other payments
Loans
Suppliers
Bonds
Colegio JAO Ltda.
Related parties
Other receivables
Trade receivables			4,974		772
Indemnification asset
Other payments
Loans
Suppliers			33
Bonds
Colegio Manauara Lato Sensu Ltda.
Related parties
Other receivables
Trade receivables			3,291		2,838
Indemnification asset
Other payments
Loans
Suppliers			458		173
Bonds
Colegio Manauara Cidade Nova Ltda.
Related parties
Trade receivables			395
Suppliers
Colegio Motivo Ltda.
Related parties
Other receivables
Trade receivables					1,250
Indemnification asset
Other payments
Loans
Suppliers					249
Bonds
Colegio Visao Eireli
Related parties
Other receivables
Trade receivables			132		115
Indemnification asset
Other payments
Loans
Suppliers			13
Bonds
Colégio Cidade Ltda
Related parties
Other receivables
Trade receivables			397		155
Indemnification asset
Other payments
Loans
Suppliers			15
Bonds
COLEGIO DO SALVADOR LTDA
Related parties
Trade receivables			1
Suppliers
Curso e Colegio Coqueiro Ltda
Related parties
Other receivables
Trade receivables			434		188
Indemnification asset
Other payments
Loans
Suppliers			20
Bonds
ECSA Escola A Chave do Saber Ltda
Related parties
Other receivables
Trade receivables			1,444		435
Indemnification asset
Other payments
Loans
Suppliers			16
Bonds
Editora Atica S.A.
Related parties
Other receivables
Trade receivables			2,207		1,193
Indemnification asset
Other payments			20,040	[3]	72,158	[4]
Loans
Suppliers			9,239		7,392
Bonds
Editora E Distribuidora Educacional S.A
Related parties
Other receivables
Trade receivables			436		528
Indemnification asset
Other payments			15,754	[3]	9,547	[4]
Loans
Suppliers			88		89
Bonds
Editora Scipione S.A.
Related parties
Other receivables
Trade receivables			445		414
Indemnification asset
Other payments			211	[3]	13,408	[4]
Loans
Suppliers			556		1,386
Bonds
Educacao Inovacao e Tecnologia S.A.
Related parties
Other receivables
Trade receivables
Indemnification asset
Other payments			128	[3]	229	[4]
Loans
Suppliers					0
Bonds
EDUFOR Servicos Educacionais Ltda
Related parties
Other receivables
Trade receivables					10
Indemnification asset
Other payments
Loans
Bonds
Escola Mater Christi Ltda.
Related parties
Other receivables
Trade receivables			765		216
Indemnification asset
Other payments
Loans
Suppliers			139		104
Bonds
Escola Riacho Doce Ltda
Related parties
Other receivables
Trade receivables					253
Indemnification asset
Other payments
Loans
Suppliers			24
Bonds
Maxiprint Editora Ltda.
Related parties
Other receivables					13	[2]
Trade receivables			1,205		367
Indemnification asset
Other payments			117	[3]
Loans
Suppliers			76		26
Bonds
Nucleo Brasileiro de Estudos Avancados Ltda
Related parties
Other receivables
Trade receivables			420		391
Indemnification asset
Other payments
Loans
Suppliers			45
Bonds
Papelaria Brasiliana Ltda
Related parties
Other receivables
Trade receivables			644		1,478
Indemnification asset
Other payments
Loans
Suppliers
Bonds
Pitagoras Sistema De Educacao Superior Ltda.
Related parties
Other receivables
Trade receivables			76		127
Indemnification asset
Other payments
Loans
Suppliers
Bonds
Saber Servicos Educacionais S.A.
Related parties
Other receivables			14	[1]	1,686	[2]
Trade receivables			7,269		3,710
Indemnification asset
Other payments
Loans
Suppliers			578		2,658
Bonds					100,892
Saraiva Educacao S.A.
Related parties
Other receivables			365	[1]
Trade receivables			1,179		804
Indemnification asset
Other payments					36,454	[4]
Loans
Suppliers			5,136		8,010
Bonds
SGE Comercio De Material Didatico Ltda.
Related parties
Other receivables
Trade receivables					6
Indemnification asset
Other payments					41	[4]
Loans
Suppliers			1,687		661
Bonds
Sistema P H De Ensino Ltda.
Related parties
Other receivables
Trade receivables			4,421		2,348
Indemnification asset
Other payments					2,116	[4]
Loans
Suppliers			177		163
Bonds
Sociedade Educacional Alphaville Ltda
Related parties
Other receivables
Trade receivables			1,257		190
Indemnification asset
Other payments
Loans
Suppliers			1
Bonds
Sociedade Educacional Doze De Outubro Ltda.
Related parties
Other receivables
Trade receivables			734		231
Indemnification asset
Other payments
Loans
Suppliers			47		36
Bonds
Sociedade Educacional Parana Ltda.
Related parties
Other receivables
Trade receivables			91
Indemnification asset
Other payments
Suppliers			11
Bonds
Sociedade Educacional NEODNA Cuiaba Ltda
Related parties
Other receivables
Trade receivables					101
Indemnification asset
Other payments
Loans
Bonds
Somos Idiomas S.A.
Related parties
Other receivables			122	[1]	79	[2]
Trade receivables
Indemnification asset
Other payments
Loans
Suppliers
Bonds
Somos Operacoes Escolares S.A.
Related parties
Other receivables					292	[2]
Trade receivables			3,305		980
Indemnification asset
Other payments
Loans
Suppliers			29
Bonds
SSE Serviços Educacionais Ltda.
Related parties
Other receivables
Trade receivables			3,602
Indemnification asset
Other payments
Suppliers			665
Bonds

[1]	Refers substantially to accounts receivable generated from sharing costs e.g IT services shared by the Company to Cogna Group
[2]	Refers to other receivables related to cost sharing agreements where substantially Saber Serviços Educacionais (“Saber”), a Cogna Group entity, takes services from the Company.
[3]	Refers substantially to accounts payable by sharing expenses e.g property leasing, personnel and IT licenses shared with Cogna Group.
[4]	Refers substantially to “Reverse Factoring” contracts for raw material purchases, specifically graphics and paper, which the Company reimburses Atica and Scipione. See item a, below.
[5]	Until December 31, 2020 the Company held a loan agreement with Cogna Educação S,A, in the amount of R$ 20,884 that was paid on January 21, 2021.